CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and the Registrant’s 1940 Act No. is 811-01879.

2.

There are no changes to the Prospectus and Statement of Additional Information from the forms of Prospectus and Statement of Additional Information that were filed in Post-Effective Amendment No. 213 (“PEA No. 213”) on December 22, 2014, pursuant to Rule 485(b) under the 1933 Act for the following Fund:

INTECH U.S. Managed Volatility Fund

– Class D Shares

3.	The text of PEA No. 213 has been filed electronically.

DATED: December 29, 2014

JANUS INVESTMENT FUND on behalf of INTECH U.S. Managed Volatility Fund

By:	/s/ Stephanie Grauerholz
Stephanie Grauerholz Vice President